RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financing activities from discontinued operations for leases	$ 250,000		$ 53,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Financing activities from discontinued operations for leases		$ 2,020,000	$ 2,126,000